Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deloitte Ireland (statutory auditor)
Auditor's remuneration [abstract]
Audit fees	$ 7	$ 7	$ 6
Other audit-related assurance fees	1	0	0
Tax advisory services	0	0	0
Total	8	7	6
Deloitte Ireland (network firms)
Auditor's remuneration [abstract]
Audit fees	15	13	11
Other audit-related assurance fees	0	0	0
Tax advisory services	0	0	0
Total	15	13	11
Auditor's Remuneration from Continuing Operations
Auditor's remuneration [abstract]
Audit fees	22	20	17
Other audit-related assurance fees	1	0	0
Tax advisory services	0	0	0
Total	$ 23	$ 20	$ 17